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                               The Munder Funds
                       Supplement Dated October 31, 2001
                     to Prospectus Dated October 31, 2001
                          Class A, B and C Shares of:

                             Munder Index 500 Fund

                            AVAILABILITY OF SHARES

   The Class C shares of the Fund are not currently available.

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